J.P. MORGAN TRUST I

J.P. Morgan International Equity Funds
JPMorgan International Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid International Fund
Prospectus dated February 28, 2009
(Class R2 Shares)

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
Prospectus dated July 1, 2009
(Class R2 Shares)

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2009
(Class R2 Shares)

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2009
(Class R2 Shares)

Supplement dated October 30, 2009
to the Prospectuses as dated above, and as supplemented

Effective November 1, 2009, the first paragraph under “Purchasing Fund Shares — Who can buy shares?” in the “How to Do Business with the Fund(s)” section of the applicable prospectus will be replace in its entirety with the following paragraph:

Class R2 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and non-qualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CLASSR2-1109

J.P. MORGAN INCOME FUNDS

JPMorgan Trust I

JPMorgan Real Return Fund
JPMorgan Emerging Markets Debt Fund

JPMorgan Trust II

JPMorgan Limited Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund

J.P. Morgan Mutual Fund Group

JPMorgan Short Term Bond Fund II

(Class A Shares)

Supplement dated October 30, 2009, to the
Prospectus dated July 1, 2009, as supplemented

CDSC Changes. Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediary has already waived its commission will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the table “Total Sales Charge for the Funds” in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 88 of the Prospectus for the JPMorgan Short Duration Bond Fund, the JPMorgan Limited Duration Bond Fund, the JPMorgan Treasury & Agency Fund or the JPMorgan Short Term Bond Fund II is replaced with the following beginning November 1, 2009:

**  If you purchase $1 million or more of Class A Shares of the JPMorgan Short Duration Bond Fund, the JPMorgan Limited Duration Bond Fund, the JPMorgan Treasury & Agency Fund, or JPMorgan Short Term Bond Fund II and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-6-1109

“How to Do Business with the Funds — Sales Charges — Class A Shares” on page 89 of the Prospectus for the other J.P. Morgan Funds in this prospectus other than the JPMorgan Short Duration Bond Fund, the JPMorgan Limited Duration Bond Fund, the JPMorgan Treasury & Agency Fund or the JPMorgan Short Term Bond Fund II is replaced with the following beginning November 1, 2009:

**  If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Short Duration Bond Fund, the JPMorgan Ultra Short Duration Bond Fund, the JPMorgan Treasury & Agency Fund, the JPMorgan Mortgage-Backed Securities Fund, or the JPMorgan Short Term Bond Fund II) and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of any of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of any of those Funds between 12 and 24 months after purchase. If you purchased $1 million or more of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund, you will be charged the equivalent of 0.50% if you redeem any or all of Class A Shares of the JPMorgan Mortgage-Backed Securities Fund during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2009

J.P. Morgan Specialty Funds
JPMorgan Strategic Preservation Fund
Prospectus dated February 28, 2009,
as supplemented May 1, 2009

J.P. Morgan Income Funds
JPMorgan Total Return Fund
JPMorgan Strategic Income Opportunities Fund
Prospectuses dated July 1, 2009

J.P. Morgan Funds
JPMorgan International Currency Income Fund
Prospectus dated February 28, 2009
(Class A Shares)

Supplement dated October 30, 2009, to the Prospectuses
dated as indicated above, as supplemented

CDSC Changes. Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediary has already waived its commission, will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Fund” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” of the Prospectuses for the J.P. Morgan Funds indicated above is replaced with the following beginning November 1, 2009:

**  If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/109 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-5-1109

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
(Class A Shares)
(each, a series of JPMorgan Trust I)

Supplement dated October 30, 2009, to the Prospectus
dated February 28, 2009, as supplemented

CDSC Changes.  Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediary has already waived its commission, will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Fund” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 32 of the Prospectus for the JPMorgan Tax Aware Real Return Fund is replaced with the following beginning November 1, 2009:

** If you purchase $1 million or more of Class A Shares of the JPMorgan Tax Aware Real Return Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares between 12 and 24 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Fund” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 32 of the Prospectus for the JPMorgan Tax Aware U.S. Equity Fund is replaced with the following beginning November 1, 2009:

** If you purchase $1 million or more of Class A Shares of the JPMorgan Tax Aware U.S. Equity Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/109 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-4-1109

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Trust I
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

JPMorgan Trust II
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(Class A Shares)

Supplement dated October 30, 2009, to the Prospectus
dated July 1, 2009, as supplemented

CDSC Changes. Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediary has already waived its commission, will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Funds” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 74 of the Prospectus for the JPMorgan Short-Intermediate Municipal Bond Fund is replaced with the following beginning November 1, 2009:

**  If you purchase $1 million or more of Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-3-1109

The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Fund” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 74 of the Prospectus for the other J.P. Morgan Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund is replaced with the following:

**  If you purchase $1 million or more of Class A Shares of the Funds other than the JPMorgan Short-Intermediate Municipal Bond Fund, and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of those Funds during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of those Funds between 12 and 24 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/109 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid International Fund
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan India Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

JPMORGAN TRUST II

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
(Class A Shares)

Supplement dated October 30, 2009, to the Prospectuses
dated February 28, 2009, as supplemented

CDSC Changes. Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediate has already waived its commission, will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Funds” table in the section entitled “How to Do Business with the Funds — Sales Charges — Class A Shares” of the Prospectuses for the J.P. Morgan Funds indicated above is replaced with the following beginning November 1, 2009:

**  If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-2-1109

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan International Equity Funds
JPMorgan International Opportunities Plus Fund
Prospectus dated August 24, 2009

J.P. Morgan International Equity Funds
JPMorgan Global Focus Fund
Prospectus dated February 28, 2009

J.P. Morgan Specialty Funds
JPMorgan Market Neutral Fund
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
Prospectuses dated February 28, 2009

J.P. Morgan Funds
JPMorgan International Markets Fund
JPMorgan Income Builder Fund
Prospectuses dated February 28, 2009

J.P. Morgan Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Prospectuses dated August 18, 2009

JPMORGAN TRUST II

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2009

(Class A Shares)

Supplement dated October 30, 2009, to the Prospectuses
dated as indicated above, as supplemented

CDSC Changes. Effective for purchases beginning November 1, 2009, a Financial Intermediary will no longer have the ability to eliminate a customer’s contingent deferred sales charge (CDSC) on purchases of Class A Shares of $1 million or more by waiving its commission. As a result, all shareholders, other than those for whom the Financial Intermediary has already waived its commission, will be subject to the applicable CDSC if the customer sells his or her Class A Shares within the timeframes below. For purchases prior to November 1, 2009 where the Financial Intermediary has waived its commission, the shareholder will not be subject to a CDSC. The footnote marked with the double asterisk (**) under the “Total Sales Charge for the Fund” table in the section entitled “How to Business with the Fund — Sales Charges — Class A Shares” of the Prospectuses for the J.P. Morgan Funds indicated above is replaced with the following beginning November 1, 2009:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09 when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

SUP-CLASSA-1-1109

Also the following paragraph is added to the section entitled “Waiver of the Class A Sales Charge” in the section “How to Do Business with the Fund” as paragraph 13:

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan Income Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
Prospectuses dated July 1, 2009
(Class R5 Shares)

J.P. Morgan International Equity Funds
JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectus dated February 28, 2009
(Class R5 Shares)

J.P. Morgan Specialty Funds
JPMorgan International Realty Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 28, 2009
(Class R5 Shares)

J.P. Morgan International Funds
JPMorgan International Currency Income Fund
JPMorgan Global Focus Fund
JPMorgan International Markets Fund
Prospectuses dated February 28, 2009
(Class R5 Shares)

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan High Yield Fund
Prospectus dated July 1, 2009
(Class R5 Shares)

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2009
(Class R5 Shares)

UNDISCOVERED MANAGERS FUNDS
JPMorgan Realty Income Fund
Prospectus dated December 31, 2008
(Class R5 Shares)

Supplement dated October 30, 2009
to the Prospectuses as dated above, and as supplemented

Effective November 1, 2009, the first paragraph under “Purchasing Fund Shares — Who can buy shares?” in the “How to Do Business with the Fund(s)” section of the applicable prospectus will be replace in its entirety with the following paragraph:

Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, and non-qualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CLASSR5-1109